Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005453
Average Annual Return [Line Items]
Average Annual Return, Percent	15.65%	9.36%		14.16%
Without Sales Load [Member] | C000005454
Average Annual Return [Line Items]
Average Annual Return, Percent	15.33%	9.07%		13.85%
Without Sales Load [Member] | C000005455
Average Annual Return [Line Items]
Average Annual Return, Percent	15.04%	8.79%		13.56%
Without Sales Load [Member] | C000159680
Average Annual Return [Line Items]
Average Annual Return, Percent	15.80%	9.50%		14.31%
Without Sales Load [Member] | C000219315
Average Annual Return [Line Items]
Average Annual Return, Percent	16.40%	10.08%	20.19%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	21.42%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%	15.32%		18.13%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%	15.32%		18.13%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%	15.32%		18.13%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%	15.32%		18.13%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%	15.32%	24.85%